Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	40-F/A
Amendment Flag	true
Amendment Description	A2Z Smart Technologies Corp. (the “Registrant” or the “Company”) is filing this Amendment No. 1 on Form 40-F/A (“Amendment No. 1”) to the Company’s Annual Report on Form 40-F, dated March 31, 2022 (the “Original Form 40-F”) for the sole purpose of submitting Exhibits 101 and 104 to the Form 40-F as required by General Instruction B(15)(a)(iii) of Form 40-F and Rule 405 of Regulation S-T. Exhibits 101 and 104 were omitted from the Registrant’s Original Form 40-F in accordance with the 30-day grace period provided under Rule 405(a)(2)(ii) or Regulation S-T.
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40472
Entity Registrant Name	A2Z Smart Technologies Corp.
Entity Central Index Key	0001866030
Entity Primary SIC Number	3569
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1600-609 Granville Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
City Area Code	(647)
Local Phone Number	558-5564
Title of 12(b) Security	Common Shares
Trading Symbol	AZ
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	26,326,488
ICFR Auditor Attestation Flag	false
Auditor Name	BDO Ziv Haft
Auditor Firm ID	1185
Auditor Location	Tel-Aviv, Israel
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
Country Region	1
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	COGENCY GLOBAL INC.